Consolidated Statement of Cash Flows (Parenthetical) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Consolidated Statement of Cash Flows [Abstract]
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	€ (23,867)	€ 4,522
thereof: Senior long-term debt issuances		3,450	2,300
thereof: Repayments and extinguishments		3,251	1,843
Senior long-term debt	[2]	(1,412)	(7,017)
thereof: Issuances		17,288	19,284
thereof: Repayments and extinguishments		17,720	23,296
Total non-cash changes for Subordinated Long Term Debt		14	0
thereof: Driven by FX movements		99	0
thereof: Driven by FV changes		(105)	0
Non-cash changes for Trust Preferred Securities		374	0
thereof: Driven by FX movements		145	0
thereof: Driven by FV Changes		170	0
Time deposits not included in Interbank balances (w/o central banks)		€ 0	€ 0

[1]	Included are senior long-term debt issuances of 3,450 million and 2,300 million and repayments and extinguishments of 3,251 million and 1,843 million through June 30, 2018 and June 30, 2017, respectively.
[2]	Included are issuances of 17,288 million and 19,284 million and repayments and extinguishments of 17,720 million and 23,296 million through June 30, 2018 and June 30, 2017, respectively.